Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 1,056,236	$ 1,793,323
Accounts receivable, net	3,517,632	2,429,450
Notes receivable	471,166	785,574
Advances to suppliers	388,110	240,620
Other receivables	12,344	5,287
Inventories, net	1,217,045	1,061,226
Total current assets	6,662,533	6,315,480
Non-current Assets
Property and equipment, net	3,335,187	2,647,165
Deferred tax assets, net		6,143
Lease right-of-use assets, net		549,684
Deferred offering costs	715,771	550,368
Total non-current assets	4,050,958	3,753,360
Total Assets	10,713,491	10,068,840
Current Liabilities
Short-term loans	282,378	1,364,041
Accounts payable	1,053,215	718,322
Other payables	47,982	48,745
Advance from customers	401,935	61,229
Payroll payable	474,629	515,999
Taxes payable	519,299	800,977
Current portion of lease liabilities		100,565
Total current liabilities	3,019,747	3,925,917
Non-current Liabilities
Long-term payable		69,034
Deferred tax liabilities	246,893
Total non-current liabilities	246,893	69,034
Total Liabilities	3,266,640	3,994,951
Commitments and contingencies (Note 15)
Shareholders’ Equity:
Ordinary shares (Par value US$0.00001 per share, 5,000,000,000 shares authorized, 5,000,000 shares issued and outstanding as of December 31, 2023 and 2022)	50	50
Additional paid-in capital	897,308	897,308
Statutory reserves	465,572	465,572
Retained earnings	6,466,293	4,959,591
Accumulated other comprehensive (loss)	(382,372)	(248,632)
Total shareholders’ equity	7,446,851	6,073,889
Total Liabilities and Shareholders’ Equity	10,713,491	10,068,840
Related Party
Current Liabilities
Amounts due to related parties	$ 240,309	$ 316,039